Annual Operating Expenses - FidelityGlobalEquityIncomeFund-PRO - FidelityGlobalEquityIncomeFund-PRO - Fidelity Global Equity Income Fund - Fidelity Global Equity Income Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.31%	[1]
Total annual operating expenses	0.99%

[1]	AAdjusted to reflect current fees.